SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Contract Assets Net
Balance at beginning of the year	$ (108,965)	$ (3,519)
Provision	(3,628)	(105,802)
Bad debt written-off	104,114
Exchange adjustment	425	356
Ending balance	$ (8,054)	$ (108,965)